Leases - Maturities of Future Lease Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025 (October 1 through December 31)	$ 512
2026	2,060	$ 1,926
2027	1,841	2,060
2028	570	1,841
2029	585	570
Thereafter	1,420
2029		585
Thereafter		1,420
Total lease payments	6,988	8,402
Less: Discount	1,222	1,592
Present value of lease liabilities	5,766	6,810
Current portion of lease liabilities	1,655	1,513	$ 1,258
Non-current portion of lease liabilities	$ 4,111	$ 5,297	$ 4,021